PGIM Short Duration High Yield Income Fund N-1A Cover	Aug. 31, 2026
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	Prudential Investment Portfolios, Inc. 15
Entity Central Index Key	0000278187
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2026
Prospectus Date	Oct. 30, 2026